Inventory	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventory	4. Inventory Major classifications of inventory are summarized as follows:

	September 30, 2017	December 31, 2016
Feed	$36,403	$—
Fish in process	42,096	—

Total inventory	$78,499	$—